Item 1. Schedule of Investments:

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Putnam International New Opportunities Fund
The fund's portfolio
June 30, 2005 (Unaudited)
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COMMON STOCKS (99.3%)(a)
		Shares	Value

Aerospace/Defense (0.2%)
CAE Inc. (Canada)		260,100	$1,395,555

Automotive (2.3%)

Mazda Motor Corp. (Japan)		961,000	3,601,725
Renault SA (France)		63,438	5,576,517
Toyota Motor Corp. (Japan)		188,600	6,750,208

			15,928,450

Banking (8.6%)

Anglo Irish Bank Corp. PLC (Ireland)		521,788	6,471,606
BNP Paribas SA (France)		136,188	9,313,736
Depfa Bank PLC (Ireland)		188,943	3,039,320
DnB Holdings ASA (Norway)		552,983	5,736,527
ICAP PLC (United Kingdom)		803,554	4,266,474
KBC Groupe SA (Belgium)		75,336	5,938,720
Nordea AB (Sweden)		391,500	3,550,811
Northern Rock PLC (United Kingdom)		743,369	10,562,599
Royal Bank of Scotland Group PLC (United Kingdom)		112,841	3,399,035
Royal Bank of Scotland Group PLC 144A (United Kingdom)		218,731	6,588,689

			58,867,517

Basic Materials (1.2%)

Antofagasta PLC (United Kingdom)		387,955	8,453,767

Beverage (1.0%)

Coca-Cola Hellenic Bottling Co., SA (Greece)		129,060	3,505,095
ITO EN, Ltd. (Japan)		70,500	3,618,383

			7,123,478

Broadcasting (1.6%)

Gestevision Telecinco SA (Spain)		186,027	4,337,949
Mediaset SpA (Italy)		341,300	4,017,629
Modern Times Group AB Class B (Sweden) (NON)		92,450	2,825,977

			11,181,555

Building Materials (3.0%)

BPB PLC (United Kingdom)		881,744	8,328,996
CRH PLC (Ireland)		449,588	11,935,075

			20,264,071

Chemicals (1.4%)

BASF AG (Germany)		104,300	6,915,000
Shin-Etsu Chemical Co. (Japan)		73,600	2,784,514

			9,699,514

Commercial and Consumer Services (2.1%)

Kone OYJ Class B (Finland) (NON)		63,960	3,832,467
Securitas AB Class B (Sweden)		197,700	3,292,986
SGS Societe Generale Surveillance Holding SA (Switzerland)		10,509	7,199,702

			14,325,155

Communications Equipment (1.3%)

Nokia OYJ (Finland)		537,126	8,941,335

Computers (1.0%)

Media Tek, Inc. (Taiwan) (NON)		417,000	3,601,530
TomTom 144A (Netherlands) (NON)		142,925	3,138,414

			6,739,944

Conglomerates (1.6%)

Vivendi Universal SA (France)		360,702	11,299,070

Construction (1.5%)

Vinci SA (France)		123,796	10,301,141

Consumer Goods (1.0%)

Reckitt Benckiser PLC (United Kingdom)		223,407	6,565,939

Consumer Staples (0.5%)

Orkla ASA (Norway)		100,745	3,697,982

Electric Utilities (1.7%)

E.On AG (Germany)		39,900	3,543,350
National Thermal Power Corp., Ltd. (India)		1,647,960	3,145,142
National Thermal Power 144A (India) (NON)		66,800	127,488
Scottish and Southern Energy PLC (United Kingdom)		277,764	5,023,750

			11,839,730

Electrical Equipment (1.0%)

Siemens AG (Germany)		94,700	6,893,304

Electronics (5.5%)

Ibiden Co., Ltd. (Japan)		132,000	3,456,397
Omron Corp. (Japan)		665,500	14,677,755
Samsung Electronics Co., Ltd. (South Korea)		24,700	11,719,669
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)		4,620,889	8,011,459

			37,865,280

Financial (0.5%)

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)		1,384,000	3,575,174

Food (3.3%)

Bunge, Ltd.		119,810	7,595,954
Carrefour Supermarche SA (France)		67,811	3,273,227
Nestle SA (Switzerland)		47,288	12,110,927

			22,980,108

Gaming & Lottery (0.5%)

Greek Organization of Football Prognostics SA (Greece)		113,490	3,278,481

Homebuilding (0.6%)

Berkely Group Holdings PLC (United Kingdom)		233,861	3,822,594

Insurance (1.1%)

Cathay Financial Holding Co., Ltd. 144A GDR (Taiwan)		176,104	3,531,726
QBE Insurance Group, Ltd. (Australia)		318,508	3,879,388

			7,411,114

Investment Banking/Brokerage (4.0%)

Aeroplan Income Fund (Canada) (NON)		189,400	1,825,169
Aeroplan Income Fund 144A (Canada) (NON)		157,800	1,520,653
AWD Holding AG (Germany)		186,487	7,818,454
Credit Suisse Group (Switzerland)		102,177	4,011,214
Macquarie Airports (Australia)		1,004,620	2,733,084
Nomura Securities Co., Ltd. (Japan)		485,200	5,767,296
SembCorp Industries, Ltd. (Singapore)		2,415,800	3,815,448

			27,491,318

Manufacturing (1.4%)

Glory, Ltd. (Japan)		234,000	3,746,100
Wolseley PLC (United Kingdom)		290,443	6,085,238

			9,831,338

Metals (2.2%)

Rio Tinto, Ltd. (Australia)		218,358	7,413,516
Teck Corp. (Canada)		106,000	3,578,636
Vedanta Resources PLC (United Kingdom)		452,506	4,078,439

			15,070,591

Natural Gas Utilities (0.6%)

Osaka Gas Co., Ltd. (Japan)		1,330,000	4,195,860

Office Equipment & Supplies (0.7%)

Canon, Inc. (Japan)		95,000	4,981,422

Oil & Gas (15.0%)

BG Group PLC (United Kingdom)		673,091	5,517,678
BP PLC (United Kingdom)		2,079,345	21,628,543
Canadian Natural Resources, Ltd. (Canada)		252,948	9,171,818
ENI SpA (Italy)		273,122	7,000,913
Royal Dutch Petroleum Co. (Netherlands)		232,683	15,148,053
Saipem SpA (Italy)		560,250	7,533,128
Shell Transport & Trading Co. PLC (United Kingdom)		784,956	7,606,176
Statoil ASA (Norway)		580,500	11,796,290
Total SA (France)		74,629	17,481,821

			102,884,420

Pharmaceuticals (12.6%)

AstraZeneca PLC (London Exchange) (United Kingdom)		154,589	6,389,896
GlaxoSmithKline PLC (United Kingdom)		933,664	22,533,389
Novartis AG (Switzerland)		333,845	15,866,523
Sankyo Co., Ltd. (Japan)		394,600	7,560,188
Sanofi-Synthelabo SA (France)		138,121	11,311,045
Taisho Pharmaceutical Co., Ltd. (Japan)		279,000	5,417,869
Takeda Pharmaceutical Co., Ltd. (Japan)		309,600	15,323,817
Terumo Corp. (Japan)		78,100	2,245,786

			86,648,513

Railroads (0.7%)

Canadian National Railway Co. (Canada)		88,900	5,131,443

Real Estate (1.1%)

Leopalace21 Corp. (Japan)		208,000	3,446,982
Nexity (France)		16,572	641,374
Nexity 144A (France)		81,520	3,155,006

			7,243,362

Retail (3.8%)

Axfood AB (Sweden)		276,600	6,930,802
Colruyt SA (Belgium)		18,173	2,474,342
Inchcape PLC (United Kingdom)		95,178	3,498,390
Jeronimo Martins, SGPS, SA (Portugal)		375,904	5,390,164
Onward Kashiyama Co., Ltd. (Japan)		433,000	5,476,376
Woolworths, Ltd. (Australia)		197,610	2,475,436

			26,245,510

Shipping (4.2%)

AP Moller - Maersk A/S (Denmark)		1,181	11,152,688
Frontline, Ltd. (Bermuda)		82,100	3,242,747
Kuehne & Nagel International AG (Switzerland)		13,932	2,951,819
Kuehne & Nagel International AG 144A (Switzerland)		17,531	3,714,351
Nippon Yusen Kabushiki Kaisha (Japan)		1,387,000	7,931,390

			28,992,995

Technology Services (1.9%)

Indra Sistemas SA Class A (Spain)		396,384	7,830,672
United Internet AG (Germany)		193,425	5,483,176

			13,313,848

Telecommunications (5.0%)

China Mobile (Hong Kong), Ltd. (Hong Kong)		905,500	3,347,290
Hellenic Telecommunication Organization (OTE) SA (Greece)		185,710	3,597,306
Inmarsat PLC (United Kingdom) (NON)		289,959	1,756,466
Inmarsat PLC 144A (United Kingdom) (NON)		335,000	2,029,308
Koninklijke (Royal) KPN NV (Netherlands)		986,822	8,267,813
NTT DoCoMo, Inc. (Japan)		3,274	4,818,132
Vodafone Group PLC (United Kingdom)		4,274,911	10,390,511

			34,206,826

Telephone (0.7%)

China Netcom Group Corp. Hong Kong, Ltd. (Hong Kong)		1,948,500	2,827,270
Telekom Austria AG (Austria)		108,533	2,110,267

			4,937,537

Tobacco (2.6%)

Japan Tobacco, Inc. (Japan)		1,338	17,851,330

Transportation Services (0.3%)

Cargotec, Corp. Class B (Finland) (NON)		63,960	1,786,165

Total common stocks (cost $609,053,729)			$683,262,736

SHORT-TERM INVESTMENTS (0.1%)(a) (cost $772,201)
		Shares	Value

Putnam Prime Money Market Fund (e)		772,201	$772,201

TOTAL INVESTMENTS
Total investments (cost $609,825,930) (b)			$684,034,937

Putnam International New Opportunities Fund
FORWARD CURRENCY CONTRACTS TO BUY at 6/30/05 (aggregate face value $115,841,285) (Unaudited)

		Aggregate	Delivery	Unrealized appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$58,452,177	$58,689,818	7/20/05	$(237,641)
British Pound	22,846,669	23,129,383	9/21/05	(282,714)
Canadian Dollar	18,827,936	18,404,615	7/20/05	423,321
Euro	6,476,504	6,487,149	9/21/05	(10,645)
Japanese Yen	6,587,445	6,786,097	8/17/05	(198,652)
Swiss Franc	2,320,831	2,344,223	9/21/05	(23,392)

Total forward currency contracts to buy				$(329,723)

Putnam International New Opportunities Fund
FORWARD CURRENCY CONTRACTS TO SELL at 6/30/05 (aggregate face value $110,025,151) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,761,275	$1,757,573	7/20/05	$(3,702)
British Pound	5,091,050	5,164,806	9/21/05	73,756
Canadian Dollar	3,510,309	3,384,811	7/20/05	(125,498)
Euro	43,205,438	43,594,221	9/21/05	388,783
Japanese Yen	14,102,170	14,439,583	8/17/05	337,413
Norwegian Krone	15,993,760	16,230,235	9/21/05	236,475
Swedish Krona	12,028,036	12,477,363	9/21/05	449,327
Swiss Franc	12,690,745	12,976,559	9/21/05	285,814

Total forward currency contracts to sell				$1,642,368

	NOTES
(a)	Percentages indicated are based on net assets of $687,775,475.

(b)

The aggregate identified cost on a tax basis is $609,887,953, resulting in gross unrealized appreciation and depreciation of $87,970,915 and $13,823,931, respectively, or net unrealized appreciation of $74,146,984.

(NON)	Non-income-producing security.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $67,392 for the period ended June 30, 2005.  During the period ended June 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $188,159,856 and $190,804,035, respectively.

	At June 30, 2005, liquid assets totaling $2,557,937 have been designated as collateral for open forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	GDR after the name of a foreign holding stands for Global Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at June 30, 2005: (as a percentage of Portfolio Value)

	Australia	2.4%
	Belgium	1.2
	Canada	3.3
	Denmark	1.6
	Finland	2.1
	France	10.6
	Germany	4.5
	Greece	1.5
	Hong Kong	1.4
	Ireland	3.1
	Italy	2.7
	Japan	18.1
	Netherlands	3.9
	Norway	3.1
	South Korea	1.7
	Spain	1.8
	Sweden	2.4
	Switzerland	6.7
	Taiwan	2.2
	United Kingdom	21.7
	United States	1.2
	Other	2.8

	Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

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Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005